Oct-24-05 11:40am From-NEW YORK STOCK EXCHANGE +212 656 5893 T-377 P.002/002 F-577

[redacted]
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

05069367

CERT NYS

1-32665

NYSE

RECD S.E.C.
OCT 24 2005
1086

October 24, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, BOARDWALK PIPLELINE PARTNERS, LP, Common Units representing limited partner interests. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on October 24, 2005. Tentative listing date – Not yet determined.

Sincerely,

PROCESSED
NOV 09 2005
THOMSON
FINANCIAL

336047